Loan Commitments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loan Commitments (Details) [Line Items]
Fixed rate loan commitments	$ 854,000	$ 2,700,000
Minimum [Member]
Loan Commitments (Details) [Line Items]
Loan commitments interest rates	3.25%	3.75%
Loan commitments maturities term	1 year	7 years
Maximum [Member]
Loan Commitments (Details) [Line Items]
Loan commitments interest rates	6.00%	7.00%
Loan commitments maturities term	30 years	20 years